Assets and Liabilities Held for Sale and Discontinued Operations - Results of Disposed Entity (Details) - CoolCo - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 100,743	$ 83,274
Adjusted EBITDA	67,000	58,825
Net income	$ 40,903	$ 25,565